COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Feb. 28, 2013
COMMITMENTS AND CONTINGENCIES.
Schedule of future minimum payments under non-cancellable operating leases

Future minimum payments under non-cancellable operating leases as of February 28, 2013 were as follows:

Fiscal year ending
February 2014	$33,000,234
February 2015	24,952,401
February 2016	14,766,041
February 2017	7,780,280
February 2018 and after	7,679,684

Total	$88,178,640